CAPITAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
CAPITAL ASSETS
Schedule of capital assets

					Right of use
	Computer			Right of use	asset -
	Hardware		Buildings &	asset – Office	Equipment	Leasehold
Cost	& Software	Equipment	Structures	Lease	Leases	improvements	Total
Balance, December 31, 2019	$156	$810	$—	$1,658	$—	$—	$2,624
Additions	37	384	8,587	25	2,522	2,511	14,066
Balance, December 31, 2020	193	1,194	8,587	1,683	2,522	2,511	16,690
Additions	—	1,017	4,045	93	—	286	5,441
Transfer on purchase	—	578	—	—	(578)	—	—
Disposal	—	(40)	—	—	—	—	(40)
Balance, December 31, 2021	$193	$2,749	$12,632	$1,776	$1,944	$2,797	$22,091
Accumulated depreciation
Balance, December 31, 2019	$109	$346	$—	$237	$—	$—	$692
Depreciation – G&A	23	110	—	242	2	—	377
Depreciation – E&E (Note 9)	—	—	—	—	236	—	236
Balance, December 31, 2020	132	456	—	479	238	—	1,305
Depreciation – G&A	20	7	—	280	13	—	320
Depreciation – E&E (Note 9)	—	289	512	—	400	494	1,695
Disposals	—	(4)	—	—	—	—	(4)
Balance, December 31, 2021	$152	$748	$512	$759	$651	$494	$3,316
Carrying value
Balance, December 31, 2020	$61	$738	$8,587	$1,204	$2,284	$2,511	$15,385
Balance, December 31, 2021	$41	$2,001	$12,120	$1,017	$1,293	$2,303	$18,775